Fair value measurement	6 Months Ended
Jun. 30, 2025
Disclosure Of Fair Value Measurement [Line Items]
Fair value measurement

Note 9

Fair value measurement
a) Fair value hierarchy
The fair

value hierarchy

classification of

financial and

non-financial assets

and liabilities

measured at

fair value

is
summarized in the table below.
During the

first six

months of

2025,

assets and

liabilities that

were

transferred from

Level 2 to

Level 1, or

from
L
evel 1 to Level 2, and were held for the entire

reporting period were not material.

Determination of fair values from quoted market prices or valuation techniques
1
30.6.25 31.3.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring basis
Financial assets at fair value held for trading
134,753 30,988 3,454 169,195 133,772 27,799 3,665 165,236 128,393 27,564 3,108 159,065
of which: Equity instruments
117,030 370 155 117,556 117,456 320 138 117,914 116,501 430 91 117,022
of which: Government bills / bonds
8,997 3,715 139 12,851 8,304 3,468 46 11,817 4,443 3,261 41 7,746
of which: Investment fund units 7,554 874 96 8,525 7,180 949 149 8,279 6,537 987 151 7,675
of which: Corporate and municipal bonds 1,167 22,710 757 24,634 828 20,606 876 22,310 911 17,462 838 19,211
of which: Loans
0 3,145 2,172 5,317 0 2,254 2,292 4,545 0 5,200 1,799 6,998
of which: Asset-backed securities
4 168 134 306 4 197 162 363 1 219 153 373
Derivative financial instruments 1,315 165,530 3,151 169,996 1,372 134,204 2,459 138,035 795 181,965 2,792 185,551
of which: Foreign exchange
815 77,598 81 78,494 570 48,895 71 49,536 472 100,328 66 100,867
of which: Interest rate 0 37,105 884 37,988 0 37,566 898 38,464 0 40,553 878 41,431
of which: Equity / index
0 44,112 1,255 45,367 0 39,940 937 40,877 0 35,747 1,129 36,876
of which: Credit
0 2,310 928 3,238 0 2,668 517 3,185 0 2,555 581 3,136
of which: Commodities 2 4,267 2 4,272 2 4,989 35 5,026 1 2,599 17 2,617
Brokerage receivables
0 29,068 0 29,068 0 28,747 0 28,747 0 25,858 0 25,858
Financial assets at fair value not held for trading 44,849 53,642 9,263 107,755 40,762 52,368 9,187 102,317 35,911 50,813 8,748 95,472
of which: Financial assets for unit-linked
investment contracts
19,424 112 1 19,537 17,398 4 0 17,403 17,101 6 0 17,106
of which: Corporate and municipal bonds
31 19,182 91 19,303 30 14,844 145 15,020 31 14,695 133 14,859
of which: Government bills / bonds
24,842 6,093 0 30,935 22,856 6,062 0 28,919 18,264 6,204 0 24,469
of which: Loans 0 5,626 3,734 9,360 0 4,972 3,589 8,561 0 4,427 3,192 7,619
of which: Securities financing transactions
0 21,208 703 21,911 0 24,995 731 25,726 0 24,026 611 24,638
of which: Asset-backed securities
0 864 534 1,399 0 1,041 540 1,581 0 972 597 1,569
of which: Auction rate securities 0 0 191 191 0 0 191 191 0 0 191 191 of which: Investment fund units
433 386 626 1,445 387 362 640 1,389 423 401 681 1,505
of which: Equity instruments
119 0 3,066 3,186 90 0 2,932 3,023 93 0 2,917 3,010
Financial assets measured at fair value through other comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income
4,716 2,156 0 6,872 1,130 2,087 0 3,216 59 2,137 0 2,195
of which: Government bills / bonds 4,644 0 0 4,644 1,064 0 0 1,064 0 0 0 0 of which: Commercial paper and certificates
of deposit
0 1,926 0 1,926 0 1,916 0 1,916 0 1,959 0 1,959
of which: Corporate and municipal bonds 71 231 0 302 66 171 0 236 59 178 0 237
Non-financial assets measured at fair value on a recurring basis
Precious metals and other physical commodities
9,465 0 0 9,465 7,623 0 0 7,623 7,341 0 0 7,341
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets
2 0 0 76 76 0 0 89 89 0 0 84 84
Total assets measured at fair value
195,098 281,384 15,944 492,426 184,658 245,204 15,400 445,263 172,499 288,337 14,732 475,568

Determination of fair values from quoted market prices or valuation techniques
(continued)
1
30.6.25 31.3.25 31.12.24
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a recurring basis
Financial liabilities at fair value held for trading
38,223 14,057 50 52,330 30,503 12,565 31 43,099 24,577 10,429 240 35,247
of which: Equity instruments 30,064 215 26 30,305 22,597 390 21 23,008 18,528 257 29 18,814
of which: Corporate and municipal bonds
0 11,953 21 11,974 2 10,768 5 10,775 5 8,771 206 8,982
of which: Government bills / bonds
5,614 1,629 0 7,243 6,490 1,210 0 7,699 4,336 1,174 0 5,510
of which: Investment fund units 2,545 169 1 2,715 1,414 96 3 1,512 1,708 162 3 1,873
Derivative financial instruments
1,294 178,372 4,148 183,814 1,407 136,581 4,130 142,117 829 175,747 4,060 180,636
of which: Foreign exchange 736 87,968 56 88,759 553 50,511 44 51,108 506 94,035 46 94,587
of which: Interest rate
0 33,261 307 33,568 0 33,911 337 34,248 0 36,313 324 36,636
of which: Equity / index
0 50,340 3,469 53,810 0 44,707 3,293 48,000 0 39,597 3,142 42,739
of which: Credit 0 3,192 241 3,433 0 3,182 374 3,556 0 3,280 414 3,694
of which: Commodities
1 3,498 11 3,510 2 4,128 25 4,155 1 2,200 15 2,216
of which: Loan commitments measured at
FVTPL
0 12 30 42 0 45 29 74 0 75 62 137
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair value
0 57,951 0 57,951 0 59,921 0 59,921 0 49,023 0 49,023
Debt issued designated at fair value
0 100,668 12,854 113,522 0 99,373 12,719 112,092 0 94,573 13,336 107,909
Other financial liabilities designated at fair value 0 27,110 2,300 29,410 0 24,483 2,752 27,235 0 25,931 2,768 28,699
of which: Financial liabilities related to unit-
linked investment contracts
0 19,669 0 19,669 0 17,528 0 17,528 0 17,203 0 17,203
of which: Securities financing transactions
0 4,580 118 4,699 0 3,985 108 4,094 0 5,798 0 5,798
of which: Over-the-counter debt instruments
and others
0 2,861 2,182 5,043 0 2,969 2,644 5,613 0 2,930 2,768 5,698
Total liabilities measured at fair value
39,517 378,158 19,351 437,027 31,910 332,923 19,632 384,465 25,406 355,703 20,405 401,514
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in

this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale, which are measured at the lower of their net carrying amount or fair value less costs to sell.

b) Valuation adjustments
The table below summarizes the changes

in deferred day-1 profit or loss reserves during the

relevant period.

Deferred day-1 profit or loss is generally released into
Other net income from financial instruments measured

at fair
value

through

profit

or

loss

when

the

pricing

of

equivalent

products

or

the

underlying

parameters

become
observable or when the transaction is closed out.

Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.25 31.3.25 30.6.24 30.6.25 30.6.24
Reserve balance at the beginning of the period 391 421 384 421 404
Profit / (loss) deferred on new transactions 68 65 59 133 101
(Profit) / loss recognized in the income statement (41) (95) (55) (135) (116)
Foreign currency translation (1) (1) (1) (2) (1)
Reserve balance at the end of the period 417 391 388 417 388
The table below summarizes other valuation

adjustment reserves recognized on the

balance sheet.

Other valuation adjustment reserves on the balance sheet
As of
USD m 30.6.25 31.3.25 31.12.24
Own credit adjustments on financial liabilities designated at fair value
1
(1,040) (897) (1,165)
of which: debt issued designated at fair value (1,080) (929) (1,188)
of which: other financial liabilities designated at fair value 40 32 23
Credit valuation adjustments
2
(40) (128) (125)
Funding and debit valuation adjustments (87) (69) (96)
Other valuation adjustments (966) (971) (1,207)
of which: liquidity (586) (570) (746)
of which: model uncertainty (380) (401) (460)
1 Own credit adjustments on financial liabilities designated at fair value includes amounts for TLAC notes.

2 Amount does not include reserves against defaulted counterparties.

c) Level 3 instruments: valuation techniques

and inputs
The

table

below

presents material

Level 3

assets

and

liabilities,

together

with

the

valuation

techniques

used

to
measure fair value,

as well as

the inputs used

in a given

valuation technique that are

considered significant as of
30 June 2025 and unobservable, and a range of

values for those unobservable inputs.
The range of values

represents the highest- and

lowest-level inputs used in the valuation

techniques. Therefore, the
range does not reflect the level of uncertainty regarding a particular input or an assessment of the reasonableness of the Group’s estimates and assumptions, but rather the different underlying characteristics of the relevant assets and
liabilities held by the Group.

The significant unobservable

inputs disclosed in

the table below

are consistent with

those included in

“Note 21 Fair
value measurement” in the “Consolidated financial

statements” section of the UBS Group

Annual Report 2024.

Valuation techniques and inputs used in the fair value measurement of Level 3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.25 31.12.24
USD bn 30.6.25 31.12.24 30.6.25 31.12.24 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair value not held for

trading
Corporate and municipal
bonds 0.8 1.0 0.0 0.2
Relative value to
market comparable Bond price equivalent 12 104 77 23 114 98 points
Loans at fair value (held for
trading and not held for
trading) and guarantees
3
6.0 5.2 0.0 0.0
Relative value to
market comparable Loan price equivalent 3 101 93 1 173 84 points
Discounted expected
cash flows Credit spread 17 294 94 16 545 195
basis
points
Market comparable
and securitization
model Credit spread 98 1,958 225 75 1,899 208
basis
points
Asset-backed securities 0.7 0.7 0.0 0.0
Relative value to
market comparable Bond price equivalent 5 105 80 0 112 79 points
Investment fund units 4 0.7 0.8 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
4
3.2 3.0 0.0 0.0
Relative value to
market comparable Price
Debt issued designated at
fair value
3
12.9 13.3
Other financial liabilities
designated at fair value
3
2.3 2.8
Discounted expected
cash flows Funding spread 95 224 95 201
basis
points
Derivative financial instruments
Interest rate 0.9 0.9 0.3 0.3 Option model Volatility of interest rates 53 119 50 156 basis
points
IR-to-IR correlation 68 99 60 99%
Discounted expected
cash flows Funding spread 5 20 5 20
basis
points
Credit 0.9 0.6 0.2 0.4
Discounted expected
cash flows
Credit spreads

3 1,760 2 1,789
basis
points
Credit correlation 50 58 50 66%
Recovery rates 0 100 0 100%
Option model Credit volatility 60 143 59 127%
Recovery rates 0 40%
Equity / index 1.3 1.1 3.5 3.1 Option model Equity dividend yields 0 10 0 16%
Volatility of equity stocks,
equity and other indices
3 99 4 126%
Equity-to-FX correlation (65) 74 (65) 80%
Equity-to-equity correlation (10) 100 0 100%
Loan commitments
measured at FVTPL
0.0 0.1
Relative value to
market comparable
Loan price equivalent 80 100 60 101 points
1 The ranges of significant unobservable inputs are represented in points,

percentages and basis points. Points are a percentage

of par (e.g. 100 points would be 100% of par).

2 Weighted averages are provided for
most non-derivative financial instruments

and were calculated by weighting inputs

based on the fair values of

the respective instruments. Weighted averages are not provided for inputs related to Other financial liabilities
designated at fair value and Derivative financial

instruments, as this would not

be meaningful.

3 Debt issued designated at fair value primarily consists of

UBS structured notes, which include variable

maturity notes
with various equity

and foreign exchange

underlying risks,

as well as

rates-linked and

credit-linked notes,

all of which

have embedded derivative

parameters that

are considered to

be unobservable.

The derivative
instrument parameters

for debt issued

designated at

fair value,

embedded derivatives

for over-the-counter

debt instruments reported

under Other financial

liabilities designated at

fair value

and funded derivatives
reported under Loans at fair value (held for

trading and not held for trading) are

presented in the corresponding derivative financial instruments lines in this table.

4 The range of inputs is not

disclosed, as there is a
dispersion of values given the diverse nature of the investments.

d) Level 3 instruments: sensitivity to changes

in unobservable input assumptions

The table below summarizes those financial assets and liabilities classified as Level 3 for which a change in one or
more of

the unobservable

inputs to

reflect reasonably

possible alternative

assumptions would

change fair

value
significantly, and the estimated effect thereof.

The

sensitivity data

shown below

presents an

estimation of

valuation uncertainty

based

on

reasonably possible
alternative values for Level 3

inputs at the balance sheet

date and does not represent

the estimated effect of stress
scenarios. Typically,

these financial

assets and

liabilities are

sensitive to

a combination

of inputs

from Levels 1–3.
Although well-defined interdependencies

may exist

between Level 1 / 2 parameters

and Level 3

parameters (e.g.
between interest rates,

which are generally

Level 1 or Level 2,

and prepayments,

which are generally

Level 3), these
have not been incorporated

in the table. Furthermore,

direct interrelationships between

the Level 3 parameters are
not a significant element of the valuation uncertainty.

Sensitivity of fair value measurements to changes in unobservable input assumptions
1
30.6.25 31.3.25 31.12.24
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Loans at fair value (held for trading and not held for trading) and guarantees 2 141 (112) 147 (115) 185 (143)
Securities financing transactions 25 (14) 25 (20) 30 (24)
Auction rate securities 8 (4) 8 (6) 8 (6)
Asset-backed securities 19 (17) 23 (18) 32 (28)
Equity instruments 387 (370) 348 (314) 333 (308)
Investment fund units 178 (180) 176 (178) 179 (181)
Loan commitments measured at FVTPL 13 (41) 15 (47) 38 (42)
Interest rate derivatives, net 68 (58) 77 (65) 115 (70)
Credit derivatives, net 78 (108) 88 (108) 112 (117)
Foreign exchange derivatives, net 6 (5) 4 (3) 3 (2)
Equity / index derivatives, net 690 (577) 619 (503) 732 (617)
Other 216 (115) 256 (152) 289 (161)
Total 1,830 (1,601) 1,785 (1,528) 2,056 (1,700)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

2 Sensitivity of funded derivatives is reported under equivalent derivatives.

e) Level 3 instruments: movements during

the period
The table below presents additional information about material Level 3 assets and liabilities measured at fair value on a recurring basis. Level 3 assets and liabilities

may be hedged with instruments

classified as Level 1 or Level 2 in
the fair

value hierarchy

and, as

a

result,

realized and

unrealized gains

and losses

included in

the table

may not
include the effect of related hedging

activity. Furthermore, the realized and unrealized gains and losses presented
in the table are not

limited solely to those

arising from Level 3 inputs,

as valuations are generally

derived from both
observable and unobservable parameters.
Assets

and

liabilities

transferred

into

or

out

of

Level 3

are

presented

as

if

those

assets

or

liabilities

had

been
transferred on 1 January 2025.

Movements of Level 3 instruments
USD bn
Balance
at the

beginning
of the
period
Net gains /
losses
included in
compre-
hensive
income
1
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the
end
of the
period
For the six months ended 30 June 2025
2
Financial assets at fair value held for
trading 3.1 (0.0) (0.1) 0.4 (1.1) 1.1 (0.4) 0.4 (0.1) 0.1 3.5
of which: Equity instruments 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2
of which: Corporate and municipal
bonds 0.8 (0.0) (0.0) 0.3 (0.4) 0.0 (0.0) 0.1 (0.1) 0.0 0.8
of which: Loans 1.8 0.1 (0.0) 0.0 (0.5) 1.1 (0.3) 0.0 (0.0) 0.0 2.2
Derivative financial instruments –
assets 2.8 (0.0) 0.1 0.0 (0.0) 1.3 (0.9) 0.3 (0.3) 0.0 3.2
of which: Interest rate 0.9 0.1 0.1 0.0 (0.0) 0.0 (0.2) 0.1 (0.0) (0.1) 0.9 of which: Equity / index 1.1 (0.2) (0.2) 0.0 0.0 0.7 (0.3) 0.1 (0.2) 0.0 1.3 of which: Credit 0.6 0.1 0.2 0.0 (0.0) 0.5 (0.3) 0.1 (0.1) 0.0 0.9
Financial assets at fair value not held
for trading 8.7 0.7 0.6 0.1 (0.3) 0.7 (0.8) 0.1 (0.1) 0.2 9.3 of which: Loans 3.2 0.7 0.7 0.0 (0.0) 0.5 (0.7) 0.0 (0.0) 0.1 3.7
of which: Auction rate securities 0.2 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.0 0.2 of which: Equity instruments 2.9 0.1 0.1 0.1 (0.1) 0.0 (0.0) 0.0 (0.0) 0.1 3.1
of which: Investment fund units 0.7 0.0 0.0 0.0 (0.1) 0.0 (0.0) 0.0 0.0 0.0 0.6 of which: Asset-backed securities 0.6 (0.0) (0.0) 0.0 (0.1) 0.0 0.0 0.0 (0.0) 0.0 0.5
Derivative financial instruments –
liabilities 4.1 0.2 0.2 0.0 (0.0) 1.2 (1.0) 0.1 (0.6) 0.1 4.1
of which: Interest rate 0.3 0.1 0.1 0.0 (0.0) 0.0 (0.1) 0.0 (0.0) 0.0 0.3 of which: Equity / index 3.1 0.2 0.2 0.0 0.0 1.1 (0.6) 0.1 (0.5) 0.1 3.5 of which: Credit 0.4 (0.0) (0.1) 0.0 0.0 0.1 (0.2) 0.0 (0.0) (0.0) 0.2
of which: Loan commitments
measured at FVTPL 0.1 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 0.0
Debt issued designated at fair value 13.3 0.2 0.2 0.0 0.0 2.6 (1.7) 0.8 (2.9) 0.5 12.9
Other financial liabilities designated at
fair value 2.8 (0.0) (0.0) 0.0 (0.0) 0.4 (0.8) 0.0 (0.0) 0.0 2.3

For the six months ended 30 June 2024
Financial assets at fair value held for
trading 22.6 0.3 (0.3) 0.9 (11.6) 0.8 (5.7) 1.6 (0.7) (0.1) 8.0
of which: Equity instruments 0.3 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.1) (0.0) 0.2
of which: Corporate and municipal
bonds 1.3 (0.1) (0.0) 0.3 (0.5) 0.0 0.0 0.0 (0.1) (0.0) 0.9
of which: Loans 19.6 0.5 (0.2) 0.4 (9.9) 0.8 (5.7) 1.4 (0.6) (0.1) 6.4
Derivative financial instruments –
assets 2.6 (0.0) 0.0 0.0 (0.0) 0.6 (0.5) 0.3 (0.6) (0.0) 2.3 of which: Interest rate 0.4 0.0 0.1 0.0 (0.0) 0.0 (0.1) 0.1 (0.0) 0.0 0.4 of which: Equity / index 1.3 (0.0) (0.0) 0.0 (0.0) 0.5 (0.2) 0.1 (0.4) (0.0) 1.2
of which: Credit 0.5 (0.1) (0.0) 0.0 (0.0) 0.1 (0.1) 0.1 (0.0) (0.0) 0.5
Financial assets at fair value not held
for trading 8.4 (0.2) (0.3) 0.3 (0.2) 1.1 (1.7) 0.5 (0.2) (0.1) 7.9
of which: Loans 2.3 (0.1) (0.1) 0.2 (0.0) 0.7 (0.3) 0.0 (0.1) (0.1) 2.6
of which: Auction rate securities 1.2 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2 of which: Equity instruments 3.1 (0.1) (0.1) 0.0 (0.1) 0.0 0.0 0.0 0.0 (0.1) 2.9
of which: Investment fund units 0.7 0.0 0.0 0.1 (0.1) 0.0 (0.0) 0.0 (0.0) (0.0) 0.7 of which: Asset-backed securities 0.2 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.4 (0.0) (0.0) 0.5
Derivative financial instruments –
liabilities 5.6 (0.8) (0.3) 0.0 (0.2) 1.7 (1.4) 0.3 (0.6) (0.0) 4.4
of which: Interest rate 0.2 (0.1) 0.1 0.0 (0.0) 0.0 (0.0) 0.1 (0.0) 0.0 0.2 of which: Equity / index 3.3 0.0 0.0 0.0 (0.1) 1.5 (1.1) 0.2 (0.5) (0.0) 3.4 of which: Credit 0.6 (0.1) (0.1) 0.0 (0.0) 0.1 (0.2) 0.0 (0.0) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 1.0 (0.6) (0.2) 0.0 (0.1) 0.0 (0.0) 0.0 0.0 (0.0) 0.3
Debt issued designated at fair value 15.3 (0.4) (0.0) 0.0 0.0 3.0 (2.9) 0.7 (2.7) (0.1) 13.0
Other financial liabilities designated at
fair value 2.6 (0.1) (0.0) 0.0 (0.0) 1.1 (0.5) 0.4 (0.1) (0.0) 3.4
1 Net gains / losses included in

comprehensive income are recognized in Net

interest income and Other net income

from financial instruments measured at

fair value through profit or loss

in the Income statement,
and also in

Gains / (losses)

from own credit

on financial liabilities

designated at fair

value, before

tax in

the Statement of

comprehensive income.

2 Total

Level 3 assets as

of 30 June

2025 were

USD
15.9 bn
(31 December 2024: USD 14.7 bn). Total Level 3 liabilities as of 30 June 2025 were USD 19.4 bn (31 December 2024: USD 20.4 bn).

f) Financial instruments not measured

at fair value
The table

below reflects

the estimated

fair values

of financial

instruments not

measured at

fair value.

Valuation
principles applied

when determining fair

value estimates for

financial instruments not

measured at

fair value

are
consistent with those described in “Note 21

Fair value measurement” in the “Consolidated financial statements”
section of the UBS Group Annual Report 2024.

Financial instruments not measured at fair value
30.6.25 31.3.25 31.12.24
USD bn
Carrying
amount Fair value
Carrying
amount Fair value
Carrying
amount Fair value
Assets
Cash and balances at central banks 236.2 236.2 231.4 231.4 223.3 223.3
Amounts due from banks 21.5 21.5 21.1 21.1 18.9 18.9
Receivables from securities financing transactions measured at amortized cost
110.2 110.2 101.8 101.8 118.3 118.3
Cash collateral receivables on derivative instruments 45.5 45.5 39.0 39.0 44.0 44.0
Loans and advances to customers 646.0 646.5 594.1 592.2 580.0 579.7
Other financial assets measured at amortized cost 72.2 71.0 66.5 65.1 58.8 57.0
Liabilities
Amounts due to banks 31.9 32.0 27.8 27.8 23.3 23.4
Payables from securities financing transactions measured at amortized cost 16.3 16.3 15.0 15.0 14.8 14.8
Cash collateral payables on derivative instruments 33.0 33.0 31.5 31.5 35.5 35.5
Customer deposits 800.0 800.8 744.9 745.6 745.8 746.6
Debt issued measured at amortized cost 224.7 229.7 213.9 218.5 214.2 220.6
Other financial liabilities measured at amortized cost
1
13.9 13.9 14.6 14.6 16.4 16.4
1 Excludes lease liabilities.